Common Stock Reserved for Issuance - Schedule of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Total shares of common stock reserved	32,326,764	29,736,334
Convertible Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved	27,654,928	25,036,330
Options To Purchase Common Stock
Class of Stock [Line Items]
Total shares of common stock reserved	4,248,504	2,723,406
Shares available for future stock option grants
Class of Stock [Line Items]
Total shares of common stock reserved	295,101	1,848,367
Warrant to purchase convertible preferred stock
Class of Stock [Line Items]
Total shares of common stock reserved	128,231	128,231